Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Turnover	£ 30,328	£ 29,324	£ 24,696
Cost of sales	(8,565)	(9,554)	(8,163)
Gross profit	21,763	19,770	16,533
Selling, general and administration	(9,385)	(8,372)	(7,070)
Research and development	(6,223)	(5,488)	(5,019)
Royalty income	953	758	417
Other operating income/(expense)	(363)	(235)	(504)
Operating profit	6,745	6,433	4,357
Finance income	115	76	14
Finance expense	(792)	(879)	(769)
Share of after-tax profits/(losses) of associates and joint ventures	(5)	(2)	33
Gain/(loss) on disposal of interest in associates	1	0	(36)
Profit before taxation	6,064	5,628	3,599
Taxation	(756)	(707)	(83)
Profit after taxation from continuing operations	5,308	4,921	3,516
Profit after taxation from discontinued operations and other gains/(losses) from the demerger	0	3,049	1,580
Re-measurement of discontinued operations distributed to shareholders on demerger	0	7,651	0
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare	0	10,700	1,580
Total profit after taxation for the year	5,308	15,621	5,096
Profit attributable to non-controlling interests from continuing operations	380	460	200
Profit attributable to shareholders from continuing operations	4,928	4,461	3,316
Profit attributable to non-controlling interests from discontinued operations	0	205	511
Profit attributable to shareholders from discontinued operations	0	10,495	1,069
Total profit attributable to non-controlling interests	380	665	711
Total profit attributable to shareholders	4,928	14,956	4,385
Total profit after taxation for the year	£ 5,308	£ 15,621	£ 5,096
Basic earnings per share (pence) from continuing operations (in pence per share)	£ 1.216	£ 1.108	£ 0.829
Basic earnings per share (pence) from discontinued operations (in pence per share)	0	2.606	0.267
Total basic earnings per share (pence) (in pence per share)	1.216	3.714	1.096
Diluted earnings per share (pence) from continuing operations (in pence per share)	1.199	1.092	0.818
Diluted earnings per share (pence) from discontinued operations (in pence per share)	0	2.570	0.264
Total diluted earnings per share (pence) (in pence per share)	£ 1.199	£ 3.662	£ 1.082